Loan Payable	12 Months Ended
Sep. 30, 2025
Loan Payable [Abstract]
Loan payable

10. Loan payable

Loan payable of US$409,956 represented a loan advanced from a third-party. The loan bears an annual interest of 2%. The loan matured on November 15, 2024 and it has been extended to November 15, 2026.